Loans and advances to customers - Schedule of Financial Assets at Amortised Cost (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	£ 433,124
Allowance for expected credit losses beginning balance	(433,124)
Gross carrying amount ending balance	435,310	£ 433,124
Allowance for expected credit losses ending balance	(435,310)	(433,124)
Charge/(credit) for methodology and model changes in financial assets	(65)	60
Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	242	459
Net change in ECL due to transfers	242	459
Other changes in credit quality	175	813
Charge (credit) to the income statement	169	338
Recoveries of advances written off in previous years	69	116
Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Recoveries of advances written off in previous years	£ 69	£ 116
Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	0.80%	0.80%
Loans and advances to customers | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	£ 0	£ 0
Loans and advances to customers | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	0	0
Loans and advances to customers | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	0	0
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	28	73
Net change in ECL due to transfers	(184)	(254)
Other changes in credit quality	(136)	106
Charge (credit) to the income statement	(113)	269
Stage 1 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	276	393
Stage 1 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(56)	(53)
Stage 1 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(8)	(13)
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(54)	(86)
Net change in ECL due to transfers	257	401
Other changes in credit quality	(52)	(103)
Charge (credit) to the income statement	(205)	(270)
Stage 2 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(271)	(385)
Stage 2 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	116	121
Stage 2 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(156)	(223)
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	268	472
Net change in ECL due to transfers	169	312
Other changes in credit quality	331	802
Charge (credit) to the income statement	484	412
Recoveries of advances written off in previous years	69	116
Stage 3 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(5)	(8)
Stage 3 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(60)	(68)
Stage 3 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	164	236
POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Other changes in credit quality	32	8
Charge (credit) to the income statement	3	(73)
Recoveries of advances written off in previous years	0	0
Stage 1
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	367,974
Allowance for expected credit losses beginning balance	(367,974)
Gross carrying amount ending balance	380,524	367,974
Allowance for expected credit losses ending balance	(380,524)	(367,974)
Charge/(credit) for methodology and model changes in financial assets	(26)	96
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	£ 5,190	£ (822)
Stage 1 | Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	0.20%	0.20%
Stage 1 | Loans and advances to customers | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	£ 16,753	£ 18,355
Stage 1 | Loans and advances to customers | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	(11,055)	(17,963)
Stage 1 | Loans and advances to customers | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	(508)	(1,214)
Stage 2
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	51,511
Allowance for expected credit losses beginning balance	(51,511)
Gross carrying amount ending balance	41,526	51,511
Allowance for expected credit losses ending balance	(41,526)	(51,511)
Charge/(credit) for methodology and model changes in financial assets	(31)	(33)
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	£ (6,860)	£ (2,279)
Stage 2 | Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	2.90%	2.80%
Stage 2 | Loans and advances to customers | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	£ (16,683)	£ (18,317)
Stage 2 | Loans and advances to customers | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	11,533	18,545
Stage 2 | Loans and advances to customers | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	(1,710)	(2,507)
Stage 3
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	5,998
Allowance for expected credit losses beginning balance	(5,998)
Gross carrying amount ending balance	6,267	5,998
Allowance for expected credit losses ending balance	(6,267)	(5,998)
Charge/(credit) for methodology and model changes in financial assets	(4)	(1)
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	1,670	3,101
Recoveries of advances written off in previous years	£ 69	£ 116
Stage 3 | Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	14.70%	15.90%
Stage 3 | Loans and advances to customers | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	£ (70)	£ (38)
Stage 3 | Loans and advances to customers | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	(478)	(582)
Stage 3 | Loans and advances to customers | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	2,218	3,721
POCI
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	7,641
Allowance for expected credit losses beginning balance	(7,641)
Gross carrying amount ending balance	6,993	7,641
Allowance for expected credit losses ending balance	(6,993)	(7,641)
Charge/(credit) for methodology and model changes in financial assets	(4)	(2)
POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Recoveries of advances written off in previous years	£ 0	£ 0
POCI | Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	3.10%	2.70%
Gross carrying amount
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	£ 436,817	£ 440,102
Allowance for expected credit losses beginning balance	(436,817)	(440,102)
Gross carrying amount ending balance	438,624	436,817
Allowance for expected credit losses ending balance	(438,624)	(436,817)
Gross carrying amount | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	(1,074)	2,434
Exchange and other adjustments	1,074	(2,434)
Acquisition of portfolios	4,397	836
Additions and repayments	(4,397)	(836)
Disposals and derecognition	962	5,442
Disposals and derecognition	(962)	(5,442)
Advances written off	(623)	(1,229)
Advances written off	623	1,229
Gross carrying amount | Stage 1
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	368,859	362,766
Allowance for expected credit losses beginning balance	(368,859)	(362,766)
Gross carrying amount ending balance	381,289	368,859
Allowance for expected credit losses ending balance	(381,289)	(368,859)
Gross carrying amount | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	(1,062)	2,432
Exchange and other adjustments	1,062	(2,432)
Acquisition of portfolios	8,751	8,168
Additions and repayments	(8,751)	(8,168)
Disposals and derecognition	449	3,685
Disposals and derecognition	(449)	(3,685)
Gross carrying amount | Stage 2
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	52,973	60,103
Allowance for expected credit losses beginning balance	(52,973)	(60,103)
Gross carrying amount ending balance	42,774	52,973
Allowance for expected credit losses ending balance	(42,774)	(52,973)
Gross carrying amount | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	(13)	(8)
Exchange and other adjustments	13	8
Acquisition of portfolios	(3,120)	(3,951)
Additions and repayments	3,120	3,951
Disposals and derecognition	206	892
Disposals and derecognition	(206)	(892)
Gross carrying amount | Stage 3
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	7,131	7,611
Allowance for expected credit losses beginning balance	(7,131)	(7,611)
Gross carrying amount ending balance	7,343	7,131
Allowance for expected credit losses ending balance	(7,343)	(7,131)
Gross carrying amount | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	(6)	(8)
Exchange and other adjustments	6	8
Acquisition of portfolios	(816)	(2,338)
Additions and repayments	816	2,338
Disposals and derecognition	88	122
Disposals and derecognition	(88)	(122)
Advances written off	(617)	(1,229)
Advances written off	617	1,229
Gross carrying amount | POCI
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	7,854	9,622
Allowance for expected credit losses beginning balance	(7,854)	(9,622)
Gross carrying amount ending balance	7,218	7,854
Allowance for expected credit losses ending balance	(7,218)	(7,854)
Gross carrying amount | POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	7	18
Exchange and other adjustments	(7)	(18)
Acquisition of portfolios	(418)	(1,043)
Additions and repayments	418	1,043
Disposals and derecognition	219	743
Disposals and derecognition	(219)	(743)
Advances written off	(6)	0
Advances written off	6	0
Allowance for expected credit losses
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	(3,693)	(4,475)
Allowance for expected credit losses beginning balance	3,693	4,475
Gross carrying amount ending balance	(3,314)	(3,693)
Allowance for expected credit losses ending balance	3,314	3,693
Allowance for expected credit losses | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	(26)	(164)
Exchange and other adjustments	26	164
Acquisition of portfolios	248	934
Additions and repayments	(248)	(934)
Disposals and derecognition	(20)	(171)
Disposals and derecognition	20	171
Advances written off	623	1,229
Advances written off	(623)	(1,229)
Allowance for expected credit losses | Stage 1
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	(885)	(678)
Allowance for expected credit losses beginning balance	885	678
Gross carrying amount ending balance	(765)	(885)
Allowance for expected credit losses ending balance	765	885
Allowance for expected credit losses | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	6	8
Exchange and other adjustments	(6)	(8)
Acquisition of portfolios	5	(90)
Additions and repayments	(5)	90
Disposals and derecognition	(1)	(54)
Disposals and derecognition	1	54
Allowance for expected credit losses | Stage 2
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	(1,462)	(1,792)
Allowance for expected credit losses beginning balance	1,462	1,792
Gross carrying amount ending balance	(1,248)	(1,462)
Allowance for expected credit losses ending balance	1,248	1,462
Allowance for expected credit losses | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	5
Exchange and other adjustments	(5)
Acquisition of portfolios	99	81
Additions and repayments	(99)	(81)
Disposals and derecognition	(4)	(59)
Disposals and derecognition	4	59
Allowance for expected credit losses | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments		1
Exchange and other adjustments		(1)
Allowance for expected credit losses | Stage 3
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	(1,133)	(1,752)
Allowance for expected credit losses beginning balance	1,133	1,752
Gross carrying amount ending balance	(1,076)	(1,133)
Allowance for expected credit losses ending balance	1,076	1,133
Allowance for expected credit losses | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	(14)	(106)
Exchange and other adjustments	14	106
Acquisition of portfolios	115	862
Additions and repayments	(115)	(862)
Disposals and derecognition	(7)	(24)
Disposals and derecognition	7	24
Advances written off	617	1,229
Advances written off	(617)	(1,229)
Allowance for expected credit losses | POCI
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	(213)	(253)
Allowance for expected credit losses beginning balance	213	253
Gross carrying amount ending balance	(225)	(213)
Allowance for expected credit losses ending balance	225	213
Allowance for expected credit losses | POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	(23)	(67)
Exchange and other adjustments	23	67
Acquisition of portfolios	29	81
Additions and repayments	(29)	(81)
Disposals and derecognition	(8)	(34)
Disposals and derecognition	8	34
Advances written off	6	0
Advances written off	£ (6)	£ 0